Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Lease Balances
As of December 31, 2019, our leased assets and liabilities consisted of the following (in thousands):

December 31, 2019
Assets
Operating lease right-of-use assets	$49,995
Liabilities
Operating lease liabilities	$53,270

Lease Cost and Other Information
We incurred the following operating lease costs related to our operating leases (in thousands):

Classification	Year Ended December 31, 2019
Hotel operating expenses - other (1)	$4,323
_______________________________________
(1) For the year ended December 31, 2019, operating lease cost includes approximately $501,000 of variable lease cost associated with the ground leases and $176,000 of net amortization costs related to the intangible assets and liabilities that were reclassified to "operating lease right-of-use assets" upon adoption of ASC 842. Short-term lease costs in aggregate are immaterial.
Other information related to leases is as follows:

Year Ended December 31, 2019
Supplemental Cash Flows Information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases (in thousands)	$3,511
Weighted Average Remaining Lease Term
Operating leases (1)	73 years
Weighted Average Discount Rate
Operating leases (1)	5.17%
_______________________________________
(1) Calculated using the lease term, excluding extension options, and our calculated discount rates of the ground leases and owner managed leases.

Maturities of Operating Lease Liabilities
Future minimum lease payments due under non-cancellable leases as of December 31, 2019 were as follows (in thousands):

Operating Leases
2020	$3,425
2021	3,235
2022	3,092
2023	3,026
2024	3,026
Thereafter	204,869
Total future minimum lease payments	220,673
Less: interest	(167,403)
Present value of lease liabilities	$53,270

Future Minimum Lease Payments
Future minimum lease payments due under non-cancellable leases under ASC 840 as of December 31, 2018 were as follows (in thousands):

2019	$2,643
2020	2,506
2021	2,379
2022	2,297
2023	2,249
Thereafter	121,697
Total	$133,771